Property and equipment	12 Months Ended
Dec. 31, 2017
Property and equipment
Property and equipment

Note 6. Property and equipment

Property and equipment, net at the indicated dates consists of the following:

	December 31,
	2017	2016
	(in thousands)
Assets under capital lease	$3,222	$1,793
Leasehold improvements	4,195	3,757
Manufacturing, packaging and lab equipment	5,300	4,376
Office furniture and equipment	1,656	1,788
Assets under construction	1,056	2,066

	15,429	13,780
Accumulated depreciation and amortization (including $157 and $762 at December 31, 2017 and 2016, respectively, applicable to capital leases)	(7,226)	(6,704)

	$8,203	$7,076

Depreciation and amortization expense related to property and equipment was $1,363,000, $1,598,000 and $1,724,000 for the years ended December 31, 2017, 2016 and 2015, respectively. Depreciation and amortization expense is recorded in cost of goods sold, research and development, or general and administrative expenses in the accompanying consolidated statements of operations. As noted in Note 7, the Company sold and leased back a substantial portion of its operating assets in a series of capital lease transactions.

On October 20, 2016, the Company utilized a third party auctioneer to conduct an auction of certain fully-depreciated equipment assets, resulting in net proceeds of approximately $415,000 which were paid during the fourth quarter of 2016 and were recorded as a gain on sale and included in other income (loss) in the Company’s consolidated statement of operations.